Consolidated Statements of Earnings (Loss) (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues
Gross Sales	$ 5,927	$ 6,027	$ 11,122	$ 10,730
Less: Royalties	324	195	515	288
Revenue	5,603	5,832	10,607	10,442
Expenses
Purchased Product	2,381	2,024	4,490	3,853
Transportation and Blending	1,354	1,665	2,513	3,179
Operating	530	535	1,045	1,177
Production and Mineral Taxes		1		1
(Gain) Loss on Risk Management	(36)	575	181	905
Depreciation, Depletion and Amortization	544	559	1,110	1,194
Exploration Expense	4	4	9	6
General and Administrative	65	106	137	226
Onerous Contract Provisions	(6)	3	(7)	62
Finance Costs	114	156	238	306
Interest Income	(4)	(3)	(6)	(6)
Foreign Exchange (Gain) Loss, Net	(155)	212	(353)	489
Re-measurement of Contingent Payment	(109)	377	154	494
Research Costs	6	7	10	19
(Gain) Loss on Divestiture of Assets	(1)	(1)	4	(1)
Other (Income) Loss, Net	(2)	2	7
Earnings (Loss) From Continuing Operations Before Income Tax	918	(390)	1,075	(1,462)
Income Tax Expense (Recovery)	(866)	20	(819)	(138)
Net Earnings (Loss) From Continuing Operations	1,784	(410)	1,894	(1,324)
Net Earnings (Loss) From Discontinued Operations		(8)		252
Net Earnings (Loss)	$ 1,784	$ (418)	$ 1,894	$ (1,072)
Basic and Diluted Earnings (Loss) Per Share ($)
Continuing Operations	$ 1.45	$ 0.33	$ 1.54	$ (1.08)
Discontinued Operations		0.01		0.21
Net Earnings (Loss) Per Share	$ 1.45	$ 0.34	$ 1.54	$ (0.87)